BUSINESS COMBINATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Business Combination and Asset Acquisition [Abstract]
SUMMARY OF ASSETS ACQUIRED AND LIABILITIES ASSUMED

The following table summarizes the carry value of the identifiable assets acquired and liabilities assumed on the acquisition date, which represents the net purchase price allocation on the date of the acquisition of ASL.

Carry Value
ASSETS
Current assets
Cash	$1,206,493
Other receivables	33,210
Other receivables - related parties	219,121
Inventories	616,880
Prepaid taxes	1,206,821
Prepayments and other assets	318,267
Total current assets	3,600,792

Other assets
Property and equipment, net	325,648
Intangible assets, net	6,686
Deferred taxes asset, net	172,250
Total other assets	504,584

Total assets	$4,105,376

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Accounts payable - related party	$491,628
Customer deposits	1,600,606
Other payables and accrued liabilities	209,096
Total current liabilities	2,301,330

Total liabilities	$2,301,330

Total net assets acquired	$1,804,046

The following table summarizes the carry value of the identifiable assets acquired and liabilities assumed on the acquisition date, which represents the net purchase price allocation on the date of the acquisition of ASL.

Carry Value
ASSETS
Current assets
Cash	$1,206,493
Other receivables	33,210
Other receivables - related parties	219,121
Inventories	616,880
Prepaid taxes	1,206,821
Prepayments and other assets	318,267
Total current assets	3,600,792

Other assets
Property and equipment, net	325,648
Intangible assets, net	6,686
Deferred taxes asset, net	172,250
Total other assets	504,584

Total assets	$4,105,376

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Accounts payable - related party	$491,628
Customer deposits	1,600,606
Other payables and accrued liabilities	209,096
Total current liabilities	2,301,330

Total liabilities	2,301,330

Total net assets acquired	1,804,046

SCHEDULE OF PRO FORMA BUSINESS COMBINATION

For the Six Months Ended
June 30, 2020
Revenue	$2,765,114
Cost of revenue	(571,407)
Gross profit	2,193,707
Total operating expenses	(2,055,016)
Income from operations	138,691
Other income, net	110,912
Income before income taxes	249,603
Provision for income taxes	(184,900)
Net income	$64,703
Net income per common share - basic and diluted	$0.00
Weighted average number of common shares outstanding - basic and diluted	376,452,047

	For the Year Ended	For the Year Ended	For the Six Months Ended
	December 31, 2020	December 31, 2019	December 31, 2019
Revenue	$4,693,873	$4,160,820	$2,246,458
Cost of revenue	(875,708)	(789,409)	(479,410)
Gross profit	3,818,165	3,371,411	1,767,048
Total operating expenses	(3,839,184)	(5,081,917)	(2,468,902)
Income (loss) from operations	(21,019)	(1,710,506)	(701,854)
Other income (expense), net	267,633	(384,304)	(146,649)
Income (loss) before income taxes	246,614	(2,094,810)	(848,503)
Benefit of (provision for) income taxes	(212,414)	319,189	117,009
Net income (loss)	$34,200	$(1,775,621)	$(731,494)
Net income (loss) per common share - basic and diluted	0.00	0.00	0.00
Weighted average number of common shares outstanding - basic and diluted	$376,452,047	$376,452,047	$376,452,047